Condensed Consolidated Statements of Operations (Parentheticals) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Basic and diluted weighted average shares outstanding	21,562,500	4,312,500